Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Payments	$ (34)
Current	36
Motor vehicles [Member]
Statement Line Items [Line Items]
Balance, beginning	19
Additions	79
Accretion of interest	8
Payments	(31)
Balance, ending	75
Current	$ 36